Accounts Receivable (Details 2) (Allowance for doubtful accounts) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Movement of the allowance for doubtful accounts
Allowance for doubtful accounts, balance at the beginning of period	$ (47,467)	(287,351)	(343,306)	(309,482)
Additions	(3,314)	(20,063)	(73,962)	(45,612)
Reversal of allowance for doubtful accounts	2,808	16,998	5,401	6,624
Write-off of accounts receivable	564	3,419	124,516	5,164
Allowance for doubtful accounts, balance at the end of period	$ (47,409)	(286,997)	(287,351)	(343,306)